Trade and other payables (Tables)	12 Months Ended
Mar. 31, 2019
Trade and other payables
Schedule of trade and other payables

	March 31,
	2018	2019
Trade payables	3,977,674	4,124,409
Accrued expenses	381,880	275,515
Related parties (refer to Note 42)	16,767	15,517
Refund and other payables*	673,309	852,605
Total	5,049,630	5,268,046
Current	5,049,630	5,264,949
Non-current	—	3,097
Total	5,049,630	5,268,046